Trade payables (Tables)	12 Months Ended
Jun. 30, 2025
Trade and other payables [abstract]
Disclosure of trade payables
	2025	2024

Trade payables – Brazil	2,560,220	3,436,115
Trade payables – Colombia	331,609	409,018

Total	2,891,829	3,845,133

Current	2,891,741	3,844,541
Non-current	88	592